Interests in Resource Properties - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest in an iron ore development project
Interests in Resource Properties
Expected future minimum sublease payments receivable	$ 3,250
Reversal of non cash impairment loss	$ 0	$ 0	$ 0
Percentage of pre tax discount rate	8.08%	6.43%	8.30%
Hydrocarbon properties
Interests in Resource Properties
Reversal of non cash impairment loss	$ 0	$ 0	$ 0
Percentage of pre tax discount rate	10.00%	10.00%	10.00%
Hydrocarbon properties | Discount rate utilized above 1 percentage
Interests in Resource Properties
Reasonably possible increase in discount rate (as a percent)	1.00%